Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Derivative assets, fair value	$ 1,852	$ 11,664
Liabilities
Derivative liabilities, fair value	200,014	97,066
Carrying value
Assets
Cash and cash equivalents	2,382,655	1,121,396
Restricted cash	260,466	178,951
Derivative assets, fair value	1,852	11,664
Assets, Carrying value	2,644,973	1,312,011
Liabilities
Debt	30,829,449	29,624,266
Derivative liabilities, fair value	200,014	97,066
Liabilities, Carrying value	31,029,463	29,721,332
Fair value
Assets
Cash and cash equivalents	2,382,655	1,121,396
Restricted cash	260,466	178,951
Derivative assets, fair value	1,852	11,664
Assets, Carrying value	2,644,973	1,312,011
Liabilities
Debt	29,720,936	30,219,588
Derivative liabilities, fair value	200,014	97,066
Liabilities, Carrying value	29,920,950	30,316,654
Fair value | Level 1
Assets
Cash and cash equivalents	2,382,655	1,121,396
Restricted cash	260,466	178,951
Derivative assets, fair value	0	0
Assets, Carrying value	2,643,121	1,300,347
Liabilities
Debt	0	0
Derivative liabilities, fair value	0	0
Liabilities, Carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets, fair value	1,852	11,664
Assets, Carrying value	1,852	11,664
Liabilities
Debt	29,720,936	30,219,588
Derivative liabilities, fair value	200,014	97,066
Liabilities, Carrying value	29,920,950	30,316,654
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets, fair value	0	0
Assets, Carrying value	0	0
Liabilities
Debt	0	0
Derivative liabilities, fair value	0	0
Liabilities, Carrying value	$ 0	$ 0